                     SUPPLEMENT DATED JANUARY 10, 2005 TO

                       PROSPECTUS DATED MAY 1, 1998 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective December 15, 2004, two new Subaccounts became available under the contract. The respective Subaccounts invest in two new Portfolios, the Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class 1 Shares and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In             Investment Objective                Adviser
                   ---------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Global Income      Seeks high current income,         Franklin Advisers, Inc.
VARIABLE INSURANCE Securities Fund -- Class 1   consistent with preservation of
PRODUCTS TRUST     Shares                       capital. Capital appreciation is a
                                                secondary consideration.
                   ---------------------------------------------------------------------------------------
                   Templeton Foreign Securities Seeks long-term capital growth.    Templeton Investment
                   Fund -- Class 1 Shares                                          Counsel, LLC
                   ---------------------------------------------------------------------------------------

An application has been filed with the Securities and Exchange Commission (the "SEC") for an order permitting the substitution of shares of the portfolios in Column A ("Existing Portfolios") with shares of the portfolios in Column B ("Replacement Portfolios"). Both investment options will be available to all contract owners until an Order is granted by the SEC. If an Order is granted, information will be sent to all contract owners regarding the "Exchange Date" on which the Existing Portfolios will be removed as investment options and substituted with the Replacement Portfolios.

------------------------------------------------------------------------------------------
                 Column A                                      Column B
            Existing Portfolios                         Replacement Portfolios
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Global        Franklin Templeton Variable Insurance Products
Income Fund                                 Trust -- Templeton Global Income Securities
                                            Fund -- Class 1 shares
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- International Franklin Templeton Variable Insurance Products
Equity Fund                                 Trust -- Templeton Foreign Securities Fund --
                                             Class 1 shares
------------------------------------------------------------------------------------------

If an order is granted, GE Life and Annuity Assurance Company anticipates the established Exchange Date will be at least 30 days, but not more than 60 days from the date the Order is granted. Should the Order be granted, any assets remaining in the Existing Portfolios will be transferred to applicable

Replacement Portfolio. If we make such a transfer, this transfer will not be considered a transfer for the purpose of calculating the number of transfers that may permitted without invoking our right to assess a transfer charge or for calculating the number of transfers permitted per calendar year by U.S. Mail, voice response, telephone or facsimile.

Should you decide to transfer assets from the Existing Portfolios to the Replacement Portfolios, transfers made from the Existing Portfolios from January 10, 2005 until the Exchange Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge. However, the restrictions on transfers regarding the number of transfers that may be made each calendar year by U.S. Mail, voice response, telephone or facsimile will still apply. Likewise, for 30 days after the Exchange Date, transfers may be made from the Replacement Portfolios to any other available portfolio will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge. However, the restrictions on transfers regarding the number of transfers that may be made each calendar year by U.S. Mail, voice response, telephone or facsimile will still apply.